Post-employee benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
DC pension	$ (110)	$ (106)
Less: Capitalized benefit plans cost	59	56
Total post-employment benefit plans service cost included in operating costs	(247)	(266)
Other costs recognized in severance, acquisition and other costs	0	(4)
Total post-employment benefit plans service cost	(247)	(270)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(193)	(213)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (3)	$ (3)